Provisions - Summary of Changes in Other Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening Balance	€ 1,713
Closing balance	1,011	€ 1,713
Other provisions [member]
Disclosure of other provisions [line items]
Opening Balance	616	546
Effects of changes in accounting policy	11
Additions	95	321
Interest	1
Unused amounts reversed	(113)	(163)
Utilised	(214)	(105)
Exchange rate or other movements	(3)	(11)
Other changes	6	28
Closing balance	399	616
Litigation [member]
Disclosure of other provisions [line items]
Opening Balance	365	353
Additions	59	186
Unused amounts reversed	(76)	(90)
Utilised	(186)	(82)
Exchange rate or other movements	(4)	(3)
Other changes	6	1
Closing balance	165	365
Other [member]
Disclosure of other provisions [line items]
Opening Balance	251	193
Effects of changes in accounting policy	11
Additions	35	135
Interest	1
Unused amounts reversed	(37)	(73)
Utilised	(28)	(23)
Exchange rate or other movements	1	(8)
Other changes		27
Closing balance	€ 234	€ 251